4. NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of notes payable
	June 30, 2014	December 31, 2013
Promissory notes issued June 20, 2012	$268,270	$268,270
Promissory note issued June 6, 2013	90,500	90,500
Note payable issued April 7, 2014	80,000	–
Total	438,770	358,770
Less current portion	358,770	358,770
Long term portion	$80,000	$–